Pension and Other Post-Retirement Benefits (Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	6.50%	5.80%
Pension [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Average remaining service period of active employees (years)	15.3	15.4
Pension [Member] | Benefit obligations [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate, %	3.09%	2.83%
Rate of increase in compensation levels (%)	4.27%	4.57%
Life expectancy at 65 for a male member currently at age 65	20.7	20.6
Life expectancy at 65 for a female member currently at age 65	22.9	22.8
Other [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Average remaining service period of active employees (years)	14.9	15.2
Other [Member] | Benefit obligations [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate, %	2.97%	2.66%
Medical cost trend rate - year reaches ultimate trend rate	2030	2037
Life expectancy at 65 for a male member currently at age 65	20.6	20.2
Life expectancy at 65 for a female member currently at age 65	23.2	22.8
Other [Member] | Benefit obligations [Member] | Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%
Other [Member] | Benefit obligations [Member] | Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	6.50%	5.80%